THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS
April 30, 2020 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Communication Services - 19.4%
Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	17,000	$976,650

Entertainment - 1.5%
Take-Two Interactive Software, Inc. (a)	17,000	2,057,850

Interactive Media & Services - 17.2%
Alphabet, Inc. - Class A (a)	3,600	4,848,120
Alphabet, Inc. - Class C (a)	3,609	4,867,314
Facebook, Inc. - Class A (a)	65,000	13,306,150
		23,021,584
Consumer Discretionary - 12.4%
Internet & Direct Marketing Retail - 12.4%
Alibaba Group Holding Ltd. - ADR (a)	24,000	4,864,080
Amazon.com, Inc. (a)	4,725	11,689,650
		16,553,730
Consumer Staples - 3.4%
Food & Staples Retailing - 1.1%
Costco Wholesale Corporation	5,000	1,515,000

Household Products - 2.3%
Church & Dwight Company, Inc.	22,000	1,539,780
Clorox Company (The)	8,000	1,491,520
		3,031,300
Financials - 2.0%
Capital Markets - 2.0%
Intercontinental Exchange, Inc.	30,000	2,683,500

Health Care - 9.6%
Biotechnology - 1.7%
AbbVie, Inc.	7,500	616,500
Emergent BioSolutions, Inc. (a)	9,000	665,550
Vertex Pharmaceuticals, Inc. (a)	4,000	1,004,800
		2,286,850

THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Health Care - 9.6% (Continued)
Health Care Equipment & Supplies - 5.1%
Baxter International, Inc.	9,000	$799,020
Intuitive Surgical, Inc. (a)	9,000	4,597,920
Stryker Corporation	7,500	1,398,225
		6,795,165
Life Sciences Tools & Services - 1.1%
Charles River Laboratories International, Inc. (a)	10,000	1,446,700

Pharmaceuticals - 1.7%
Eli Lilly & Company	3,500	541,240
Johnson & Johnson	4,000	600,160
Merck & Company, Inc.	7,000	555,380
Novartis AG - ADR	7,000	593,110
		2,289,890
Industrials - 3.6%
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. - Class B	12,000	1,135,920

Commercial Services & Supplies - 1.9%
Waste Management, Inc.	25,000	2,500,500

Road & Rail - 0.9%
Norfolk Southern Corporation	7,000	1,197,700

Information Technology - 42.1%
Communications Equipment - 1.3%
Motorola Solutions, Inc.	12,000	1,725,720

Electronic Equipment, Instruments & Components - 1.0%
Corning, Inc.	60,000	1,320,600

IT Services - 11.1%
Accenture plc - Class A	17,900	3,314,901
Automatic Data Processing, Inc.	7,000	1,026,830
Paychex, Inc.	24,000	1,644,480
PayPal Holdings, Inc. (a)	45,000	5,535,000

THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Information Technology - 42.1% (Continued)
IT Services - 11.1% (Continued)
Square, Inc. - Class A (a)	25,000	$1,628,500
Visa, Inc. - Class A	10,000	1,787,200
		14,936,911
Semiconductors & Semiconductor Equipment - 5.1%
NVIDIA Corporation	5,000	1,461,400
QUALCOMM, Inc.	16,000	1,258,720
Texas Instruments, Inc.	35,000	4,062,450
		6,782,570
Software - 15.5%
Adobe, Inc. (a)	12,000	4,243,680
Autodesk, Inc. (a)	11,000	2,058,430
CrowdStrike Holdings, Inc. - Class A (a)	16,000	1,082,560
Intuit, Inc.	36,000	9,713,160
Microsoft Corporation	12,000	2,150,520
SAP SE - ADR	13,000	1,541,020
		20,789,370
Technology Hardware, Storage & Peripherals - 8.1%
Apple, Inc.	37,000	10,870,600

Materials - 5.4%
Chemicals - 5.4%
Ecolab, Inc.	15,000	2,902,500
International Flavors & Fragrances, Inc.	10,500	1,375,815
Scotts Miracle-Gro Company (The)	23,600	2,927,108
		7,205,423

Total Common Stocks (Cost $40,667,227)		$131,123,533

EXCHANGE-TRADED FUNDS - 1.9%	Shares	Value
iShares Nasdaq Biotechnology ETF (Cost $2,083,074)	20,000	$2,480,000

THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.3%	Shares	Value
First American Government Obligations Fund - Class Z, 0.185% (b) (Cost $443,944)	443,944	$443,944

Total Investments at Value - 100.1% (Cost $43,194,245) (c)		$134,047,477

Liabilities in Excess of Other Assets - (0.1%)		(103,660)

Net Assets - 100.0%		$133,943,817

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of April 30, 2020.
(c)	All securities are pledged as collateral for the Fund's bank line of credit (Note 5).

See accompanying notes to Schedule of Investments.

THE INVESTMENT HOUSE GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS

April 30, 2020 (Unaudited)

1. Securities valuation

Securities of The Investment House Growth Fund (the “Fund”), a series of The Investment House Funds, are valued as of close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. Exchange-traded funds (“ETFs”) are valued at the last sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies, except for ETFs, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). If market prices are not available or The Investment House LLC, the investment adviser to the Fund (the “Adviser”), believes such prices do not accurately reflect the market value of such securities, securities will be valued by the Adviser at their fair value, according to procedures approved by the Board of Trustees and such securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE INVESTMENT HOUSE GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2020 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$131,123,533	$-	$-	$131,123,533
Exchange-Traded Funds	2,480,000	-	-	2,480,000
Money Market Funds	443,944	-	-	443,944
Total	$134,047,477	$-	$-	$134,047,477

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. There were no Level 2 or Level 3 securities or derivative instruments held by the Fund as of or during the period ended April 30, 2020.

2. Investment transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal income tax

The following is computed on a tax basis for each item as of April 30, 2020:

Cost of portfolio investments	$43,194,245
Gross unrealized appreciation	$91,887,584
Gross unrealized depreciation	(1,034,352)
Net unrealized appreciation	$90,853,232

4. Sector Risk

If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. To the extent the Fund is overweighted in the Information Technology sector, it will be affected by developments affecting that sector. Companies in this sector may be significantly affected by intense competition. In addition, technology products may be subject to rapid obsolescence. As of April 30, 2020, the Fund had 42.1% of the value of its net assets invested within the Information Technology sector.

5. Bank Line of Credit

The Fund has a secured bank line of credit with U.S. Bank, N.A. that provides a maximum borrowing of up to $20,000,000. The line of credit may be used to cover redemptions or it may be used by the Adviser for investment purposes. When used for investment purposes, the Fund will be using the investment technique of “leverage.” Please see the Fund’s prospectus for detailed information on the investment strategies and associated risks involved with the use of leverage by the Fund. Borrowings under this arrangement bear interest at a rate per annum equal to the Prime Rate minus 0.25% at the time of borrowing. The line of credit matures on December 8, 2020. All of the Fund’s securities are pledged as collateral for the Fund’s bank line of credit.